Personnel expenses - Reconciliation of pension liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Pension liabilities, opening balance	kr 7	kr 10	kr 8
Net periodic pension cost	3	3	4
Contributions by the employer	(11)	(14)	(7)
Net pension payments	(1)	(1)	(1)
Revaluations recognized in other comprehensive income	10	9	6
Pension liabilities, closing balance	kr 8	kr 7	kr 10